Leases liabilities - Summary of lease liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of Lease Liabilities [Abstract]
Balance as at December 1, 2019	$ 2,980	$ 3,192
Accretion expense	200	215
Lease payments	(635)	(568)
Effect of change in exchange rates	(27)	141
Balance as at November 30, 2020	2,518	2,980
Current portion	(463)	(425)
Non-current portion	$ 2,055	$ 2,555